Income Taxes (Details) - Schedule Deferred Tax Assets and Liabilities - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule Deferred Tax Assets And Liabilities Abstract
Net loss before income taxes:	$ (11,657,674)	$ (8,131,197)	$ (2,300,571)	$ (1,394,641)
Statutory income tax rate	26.50%	26.50%	26.50%	26.50%
Income tax benefit	$ (3,089,284)	$ (2,154,767)	$ (609,651)	$ (369,580)
Non-deductible items	1,664,757
Non-taxable items	(3,420,469)
Foreign rate differential	(323,877)	1,227,150	379,594	230,116
Unrecognized loss carryforwards	$ 5,168,873	$ 1,089,449	$ 230,057	$ 139,464